DEBT - Summary of Long-Term Debt (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 06, 2017	Jun. 29, 2018	Dec. 29, 2017	Jun. 30, 2017	Jun. 22, 2018	Jun. 04, 2018
Summary of Long-term debt
Total debt		$ 3,740		$ 3,945
Total debt, net		0		29
Less: unamortized discounts and issuance costs		(28)		(24)
Total debt, net		3,712		3,950
Less: current portion of long-term debt, net		(304)		(554)
Total long-term debt, net		3,408		3,396
Variable-rate term loans
Summary of Long-term debt
Total debt		550		305
Variable-rate term loans | Term loan, 3-year tranche, due May 29, 2018
Summary of Long-term debt
Total debt		$ 0		$ 36
Debt instrument term		3 years		3 years
Variable-rate term loans | Term loan, 5-year tranche, due May 29, 2020
Summary of Long-term debt
Total debt		$ 0	$ 1,300	$ 269
Debt instrument term	5 years		5 years	5 years
Variable-rate term loans | Floating rate notes, due February 27, 2019
Summary of Long-term debt
Total debt		300		$ 0
Variable-rate term loans | Floating rate notes, due April 30, 2020
Summary of Long-term debt
Total debt		250		0
Fixed-rate debt
Summary of Long-term debt
Total debt		3,190		3,640
Fixed-rate debt | 1.999% notes, due April 27, 2018
Summary of Long-term debt
Total debt		$ 0		$ 500
Debt interest rate percentage		1.999%		1.999%
Fixed-rate debt | 2.7% notes, due April 27, 2020
Summary of Long-term debt
Total debt		$ 400		$ 400
Debt interest rate percentage		2.70%		2.70%
Fixed-rate debt | 4.4% notes, due December 15, 2020
Summary of Long-term debt
Total debt		$ 0		$ 400
Debt interest rate percentage				4.40%	4.40%
Fixed-rate debt | 5.55% notes, due October 1, 2021
Summary of Long-term debt
Total debt		0		$ 400
Debt interest rate percentage				5.55%	5.55%
Fixed-rate debt | 3.832% notes, due April 27, 2025
Summary of Long-term debt
Total debt		$ 600		$ 600
Debt interest rate percentage		3.832%		3.832%
Fixed-rate debt | 7.0% debentures, due January 15, 2026
Summary of Long-term debt
Total debt		$ 100		$ 100
Debt interest rate percentage		7.00%		7.00%
Fixed-rate debt | 6.35% debentures, due February 1, 2028
Summary of Long-term debt
Total debt		$ 26		$ 26
Debt interest rate percentage		6.35%		6.35%
Fixed-rate debt | 4.400% notes, due June 15, 2028
Summary of Long-term debt
Total debt		$ 850		$ 0
Debt interest rate percentage		4.40%				4.40%
Fixed-rate debt | 4.854% notes, due April 27, 2035
Summary of Long-term debt
Total debt		$ 400		$ 400
Debt interest rate percentage		4.854%		4.854%
Fixed-rate debt | 6.15% notes, due December 15, 2040
Summary of Long-term debt
Total debt		$ 300		$ 300
Debt interest rate percentage		6.15%		6.15%
Fixed-rate debt | 5.054% notes, due April 27, 2045
Summary of Long-term debt
Total debt		$ 500		$ 500
Debt interest rate percentage		5.054%		5.054%
Other
Summary of Long-term debt
Total debt		$ 14		$ 14